Segment Information - Schedule of Segment Reporting Information By Segment (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended							11 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2019	Dec. 31, 2017
Segment Reporting Information [Line Items]
Net revenues	$ 806,594	$ 1,106,098	$ 856,778	$ 1,101,657	$ 828,443	$ 1,150,846	$ 911,159	$ 895,435	$ 3,764,034	$ 4,031,333	$ 3,892,976	$ 4,077,445
Income from continuing operations before income taxes									296,100	$ 618,110	478,608	606,502
Depreciation and amortization									120,317		152,871	110,395
Identifiable assets employed	47,131,095	49,460,234							47,131,095		49,460,234	47,169,108
Deferred tax asset, net	512,789	462,468							512,789		462,468
Parent Company interest
Segment Reporting Information [Line Items]
Income from continuing operations before income taxes									(54,090)		(53,048)	(58,943)
Leucadia Asset Management and Berkadia Transferred
Segment Reporting Information [Line Items]
Income from continuing operations before income taxes									78,700			91,500
Identifiable assets employed												212,400
Reportable Segments
Segment Reporting Information [Line Items]
Net revenues									3,769,724		3,888,928	4,068,457
Income from continuing operations before income taxes									354,015		526,949	654,495
Identifiable assets employed	47,253,428	49,554,729							47,253,428		49,554,729	47,239,429
Consolidation adjustments
Segment Reporting Information [Line Items]
Net revenues									(5,690)		4,048	8,988
Income from continuing operations before income taxes									(3,825)		4,707	10,950
Identifiable assets employed	(122,333)	(94,495)							(122,333)		(94,495)	(70,321)
Investment Banking and Capital Markets | Reportable Segments
Segment Reporting Information [Line Items]
Net revenues									3,184,426		3,035,988	3,169,860
Income from continuing operations before income taxes									464,913		347,050	535,801
Depreciation and amortization									67,467		77,549	62,059
Identifiable assets employed	38,617,201	40,523,223							38,617,201		40,523,223	38,376,686
Deferred tax asset, net	243,200	197,700							243,200		197,700	213,000
Asset Management | Reportable Segments
Segment Reporting Information [Line Items]
Net revenues									(14,280)		84,894	91,101
Income from continuing operations before income taxes									(133,729)		(41,126)	121
Depreciation and amortization									1,324		2,042	1,217
Identifiable assets employed	2,633,585	3,313,716							2,633,585		3,313,716	2,083,174
Merchant Banking | Reportable Segments
Segment Reporting Information [Line Items]
Net revenues									577,278		735,213	801,190
Income from continuing operations before income taxes									88,971		289,492	197,375
Depreciation and amortization									48,357		69,805	43,649
Identifiable assets employed	4,164,605	3,285,671							4,164,605		3,285,671	4,019,402
National Beef | Reportable Segments
Segment Reporting Information [Line Items]
Identifiable assets employed	0	0							0		0	1,460,539
Corporate | Reportable Segments
Segment Reporting Information [Line Items]
Net revenues									22,300		32,833	6,306
Income from continuing operations before income taxes									(66,140)		(68,467)	(78,802)
Depreciation and amortization									3,169		3,475	3,470
Identifiable assets employed	$ 1,838,037	$ 2,432,119							$ 1,838,037		$ 2,432,119	$ 1,299,628